Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2019

SCP-QTLY-0619
1.815773.114

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)	665,849	$18,284,214
Entertainment - 1.0%
World Wrestling Entertainment, Inc. Class A (b)	480,382	40,280,031
Interactive Media & Services - 2.0%
ANGI Homeservices, Inc. Class A (a)	1,219,298	21,191,399
CarGurus, Inc. Class A (a)(b)	1,517,665	61,829,672
		83,021,071
Media - 2.8%
Gray Television, Inc. (a)	1,414,798	33,148,717
Nexstar Broadcasting Group, Inc. Class A	420,546	49,224,909
Tegna, Inc.	490,300	7,805,576
The New York Times Co. Class A	675,547	22,394,383
		112,573,585
Wireless Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	962,840	21,894,982
Shenandoah Telecommunications Co.	420,670	17,386,291
		39,281,273

TOTAL COMMUNICATION SERVICES		293,440,174

CONSUMER DISCRETIONARY - 12.3%
Diversified Consumer Services - 4.6%
Arco Platform Ltd. Class A	884,077	28,405,394
Bright Horizons Family Solutions, Inc. (a)	166,756	21,369,781
Grand Canyon Education, Inc. (a)	627,420	72,711,704
Laureate Education, Inc. Class A (a)	1,837,077	28,915,592
ServiceMaster Global Holdings, Inc. (a)	721,352	35,367,889
		186,770,360
Hotels, Restaurants & Leisure - 1.3%
Eldorado Resorts, Inc. (a)	343,111	16,939,390
Planet Fitness, Inc. (a)	498,884	37,765,519
		54,704,909
Household Durables - 1.5%
Helen of Troy Ltd. (a)	198,419	28,572,336
Skyline Champion Corp.	1,223,766	25,833,700
Turtle Beach Corp. (a)(b)	553,708	5,669,970
		60,076,006
Internet & Direct Marketing Retail - 1.6%
Etsy, Inc. (a)	752,892	50,850,326
Gaia, Inc. Class A (a)(b)	1,190,573	12,596,262
		63,446,588
Leisure Products - 0.2%
OneSpaWorld Holdings Ltd. (a)(b)	702,641	9,541,865
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	166,858	15,958,299
Specialty Retail - 2.0%
Five Below, Inc. (a)	262,150	38,376,139
The Children's Place Retail Stores, Inc. (b)	364,125	41,080,583
		79,456,722
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	74,566	7,454,363
Deckers Outdoor Corp. (a)	133,916	21,186,850
		28,641,213

TOTAL CONSUMER DISCRETIONARY		498,595,962

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc.	1,534,831	43,512,459
Performance Food Group Co. (a)	947,656	38,806,513
		82,318,972
Food Products - 1.7%
Darling International, Inc. (a)	533,599	11,637,794
Freshpet, Inc. (a)	243,783	10,887,349
Nomad Foods Ltd. (a)	973,850	20,256,080
Post Holdings, Inc. (a)	238,739	26,924,984
		69,706,207
Household Products - 0.5%
Central Garden & Pet Co. (a)(b)	411,763	11,109,366
Central Garden & Pet Co. Class A (non-vtg.) (a)	328,960	8,052,941
		19,162,307

TOTAL CONSUMER STAPLES		171,187,486

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd.	1,575,358	10,539,145
PDC Energy, Inc. (a)	289,580	12,593,834
Renewable Energy Group, Inc. (a)	346,655	8,361,319
		31,494,298
FINANCIALS - 7.7%
Banks - 1.3%
First Citizens Bancshares, Inc.	80,706	36,176,465
Popular, Inc.	269,356	15,544,535
		51,721,000
Capital Markets - 2.3%
Apollo Global Management LLC Class A	454,566	14,859,763
Hamilton Lane, Inc. Class A	233,800	11,423,468
LPL Financial	456,385	33,813,565
Morningstar, Inc.	246,689	35,387,537
		95,484,333
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	334,850	32,708,148
Insurance - 1.6%
eHealth, Inc. (a)	191,865	11,653,880
Enstar Group Ltd. (a)	83,503	14,801,742
Primerica, Inc.	289,736	37,749,703
		64,205,325
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd. (a)	596,146	28,287,128
LendingTree, Inc. (a)(b)	108,414	41,719,875
		70,007,003

TOTAL FINANCIALS		314,125,809

HEALTH CARE - 24.7%
Biotechnology - 10.1%
Abeona Therapeutics, Inc. (a)	685,448	5,277,950
Acceleron Pharma, Inc. (a)	453,781	18,482,500
Acorda Therapeutics, Inc. (a)	330,973	3,458,668
Aduro Biotech, Inc. (a)	709,732	2,902,804
Alder Biopharmaceuticals, Inc. (a)(b)	1,025,445	13,935,798
Allakos, Inc. (a)(b)	196,084	7,688,454
AnaptysBio, Inc. (a)	259,174	18,847,133
Arena Pharmaceuticals, Inc. (a)	265,716	12,156,507
Argenx SE ADR (a)	225,681	28,902,966
Array BioPharma, Inc. (a)	1,578,842	35,697,618
Ascendis Pharma A/S sponsored ADR (a)	388,706	43,294,074
Atara Biotherapeutics, Inc. (a)	408,487	13,725,163
Audentes Therapeutics, Inc. (a)	342,288	12,935,064
Blueprint Medicines Corp. (a)	319,540	24,160,419
Crinetics Pharmaceuticals, Inc. (a)	233,126	6,049,620
FibroGen, Inc. (a)	515,307	24,080,296
Five Prime Therapeutics, Inc. (a)	256,865	2,846,064
Global Blood Therapeutics, Inc. (a)	483,474	26,784,460
Gritstone Oncology, Inc.	585,224	6,150,704
Heron Therapeutics, Inc. (a)	582,635	12,631,527
Immunomedics, Inc. (a)	739,908	11,853,326
Kezar Life Sciences, Inc.	275,433	5,197,421
Mirati Therapeutics, Inc. (a)	217,136	12,917,421
Morphosys AG (a)	112,172	11,121,791
Sarepta Therapeutics, Inc. (a)	217,489	25,433,164
Savara, Inc. (a)	314,540	3,359,287
Spark Therapeutics, Inc. (a)	176,546	18,835,693
		408,725,892
Health Care Equipment & Supplies - 7.6%
Axonics Modulation Technologies, Inc. (a)(b)	552,513	11,160,763
Cerus Corp. (a)	548,350	3,361,386
CONMED Corp.	246,166	19,700,665
Glaukos Corp. (a)	242,536	17,494,122
Hill-Rom Holdings, Inc.	312,088	31,651,965
Insulet Corp. (a)(b)	582,669	50,255,201
Integer Holdings Corp. (a)	796,518	55,031,429
Integra LifeSciences Holdings Corp. (a)	222,860	11,631,063
iRhythm Technologies, Inc. (a)	235,896	18,001,224
Masimo Corp. (a)	337,207	43,887,491
Merit Medical Systems, Inc. (a)	404,259	22,711,271
Novocure Ltd. (a)	324,233	14,288,948
Quanterix Corp. (a)	474,891	10,789,524
		309,965,052
Health Care Providers & Services - 2.8%
Chemed Corp.	69,237	22,625,267
G1 Therapeutics, Inc. (a)	505,060	10,808,284
LHC Group, Inc. (a)	270,671	30,074,255
Molina Healthcare, Inc. (a)	401,169	52,003,537
		115,511,343
Health Care Technology - 1.4%
HMS Holdings Corp. (a)	983,208	29,919,019
HTG Molecular Diagnostics (a)	427,894	1,069,735
Inovalon Holdings, Inc. Class A (a)(b)	1,841,334	24,913,249
		55,902,003
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	261,201	35,674,833
Pharmaceuticals - 1.9%
GW Pharmaceuticals PLC ADR (a)(b)	38,917	6,589,037
Horizon Pharma PLC (a)	754,913	19,272,929
InflaRx NV (a)(b)	314,046	14,474,380
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	28,846
The Medicines Company (a)	328,949	10,509,921
Theravance Biopharma, Inc. (a)	394,674	9,412,975
Turning Point Therapeutics, Inc.	47,610	1,656,828
Xeris Pharmaceuticals, Inc.	382,904	3,905,621
Zogenix, Inc. (a)	255,598	9,965,766
		75,816,303

TOTAL HEALTH CARE		1,001,595,426

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	336,855	30,124,943
Moog, Inc. Class A	432,028	40,455,102
Teledyne Technologies, Inc. (a)	109,349	27,174,320
		97,754,365
Air Freight & Logistics - 0.4%
Forward Air Corp.	234,374	14,840,562
Airlines - 0.8%
SkyWest, Inc.	224,978	13,856,395
Spirit Airlines, Inc. (a)	358,700	19,506,106
		33,362,501
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	477,574	32,150,282
Construction & Engineering - 2.6%
Argan, Inc.	596,108	28,505,885
Jacobs Engineering Group, Inc.	569,174	44,361,422
MasTec, Inc. (a)	665,688	33,717,097
		106,584,404
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	523,834	28,805,632
Industrial Conglomerates - 0.7%
ITT, Inc.	501,650	30,374,908
Machinery - 2.8%
AGCO Corp.	327,537	23,183,069
Allison Transmission Holdings, Inc.	578,202	27,094,546
Luxfer Holdings PLC sponsored	783,390	18,809,194
Toro Co.	265,641	19,431,639
Woodward, Inc.	216,940	23,624,766
		112,143,214
Marine - 0.3%
SITC International Holdings Co. Ltd.	10,588,000	11,242,867
Professional Services - 2.9%
Asgn, Inc. (a)	387,530	24,429,891
CBIZ, Inc. (a)	176,879	3,415,533
Exponent, Inc.	503,338	28,498,998
FTI Consulting, Inc. (a)	319,738	27,171,335
Insperity, Inc.	274,113	32,772,950
		116,288,707
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	308,047	27,308,367

TOTAL INDUSTRIALS		610,855,809

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment & Components - 2.3%
Fabrinet (a)	503,665	30,481,806
SYNNEX Corp.	178,023	19,205,121
Zebra Technologies Corp. Class A (a)	197,883	41,781,017
		91,467,944
IT Services - 6.7%
Booz Allen Hamilton Holding Corp. Class A	235,900	13,986,511
Elastic NV (b)	259,294	22,182,602
EPAM Systems, Inc. (a)	105,117	18,853,785
Euronet Worldwide, Inc. (a)	179,840	26,956,218
EVO Payments, Inc. Class A	264,602	7,861,325
GoDaddy, Inc. (a)	249,185	20,308,578
Interxion Holding N.V. (a)	191,778	13,269,120
MongoDB, Inc. Class A (a)(b)	122,700	17,290,884
Okta, Inc. (a)	170,495	17,736,595
Verra Mobility Corp. (a)	6,436,025	87,015,043
WEX, Inc. (a)	131,645	27,684,944
		273,145,605
Semiconductors & Semiconductor Equipment - 1.3%
Entegris, Inc.	1,322,175	54,024,071
Software - 11.3%
2U, Inc. (a)(b)	453,364	27,428,522
Black Knight, Inc. (a)	420,216	23,708,587
Cardlytics, Inc. (a)(b)(c)	1,926,053	30,046,427
Cornerstone OnDemand, Inc. (a)	371,512	20,303,131
DocuSign, Inc.	115,854	6,565,446
Everbridge, Inc. (a)	226,520	16,737,563
Five9, Inc. (a)	687,853	36,504,359
HubSpot, Inc. (a)	308,574	56,928,817
Lightspeed POS, Inc. (a)	960,400	17,914,754
Mimecast Ltd. (a)	167,500	8,627,925
New Relic, Inc. (a)	104,041	10,949,275
Pivotal Software, Inc.	506,600	10,993,220
Pluralsight, Inc.	1,346,368	47,782,600
PROS Holdings, Inc. (a)	437,101	22,397,055
RingCentral, Inc. (a)	293,167	34,115,844
ShotSpotter, Inc. (a)(b)	269,573	14,206,497
SurveyMonkey	502,253	8,990,329
The Trade Desk, Inc. (a)	197,267	43,690,695
Workiva, Inc. (a)	226,800	12,052,152
Zuora, Inc.	402,832	8,902,587
		458,845,785

TOTAL INFORMATION TECHNOLOGY		877,483,405

MATERIALS - 2.3%
Chemicals - 1.7%
Olin Corp.	1,118,627	24,263,020
Orion Engineered Carbons SA	1,082,213	21,936,458
The Chemours Co. LLC	616,004	22,182,304
		68,381,782
Containers & Packaging - 0.6%
Aptargroup, Inc.	144,695	16,095,872
Avery Dennison Corp.	88,743	9,819,413
		25,915,285
Paper & Forest Products - 0.0%
Quintis Ltd. (a)(b)(d)	10,830,535	76

TOTAL MATERIALS		94,297,143

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Americold Realty Trust	880,400	28,181,604
Store Capital Corp.	566,918	18,889,708
Terreno Realty Corp.	504,090	22,507,619
		69,578,931
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	151,080	2,057,710
TOTAL COMMON STOCKS
(Cost $3,164,274,807)		3,964,712,153

Convertible Preferred Stocks - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Software - 1.0%
Compass, Inc. Series E (a)(d)(e)
(Cost $23,873,990)	353,803	41,950,422

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.49% (f)	47,143,375	47,152,804
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	171,585,598	171,602,757
TOTAL MONEY MARKET FUNDS
(Cost $218,755,561)		218,755,561
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $3,406,904,358)		4,225,418,136
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(168,071,367)
NET ASSETS - 100%		$4,057,346,769

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,950,422 or 1.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$916,247
Fidelity Securities Lending Cash Central Fund	1,147,872
Total	$2,064,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Cardlytics, Inc.	$31,989,182	$6,123,287	$1,966,611	$--	$978,726	$(7,078,157)	$30,046,427
Total	$31,989,182	$6,123,287	$1,966,611	$--	$978,726	$(7,078,157)	$30,046,427

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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